Income Taxes (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Income Tax [Line Items]
Additional income tax and interest reassessed to date	$ 1,799
Temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized	735	$ 658
Amount of temporary differences associated with investments in subsidiaries, branches and associates and interests in joint ventures for which deferred tax liabilities is unrecognized	84,000	72,000
Not Later Than Five Years [Member]
Disclosure Of Income Tax [Line Items]
Temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized	1	$ 2
Revenu Quebec Agency [member] | 2011 to 2018 taxation years [member]
Disclosure Of Income Tax [Line Items]
Additional Income Tax and Interest reassessed	52
Canada Revenue Agency Reassessment [member] | 2011 to 2020 taxation years [Member]
Disclosure Of Income Tax [Line Items]
Additional Income Tax and Interest reassessed	1,676
Alberta Tax and Revenue Administration Reassessment [member] | 2011 to 2020 taxation years [Member]
Disclosure Of Income Tax [Line Items]
Additional Income Tax and Interest reassessed	71
Canada Revenue Agency And Alberta Tax And Revenue Administration Reassessment [Member] | 2019 and 2020 taxation years [Member]
Disclosure Of Income Tax [Line Items]
Additional Income Tax and Interest reassessed	$ 15
Implementation Of Change In Corporate Tax Rate [Member]
Disclosure Of Income Tax [Line Items]
Change in federal tax rate	0.30%